Taxes (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Taxes
Loss before tax	SFr 15,351,914	SFr 12,858,599	SFr 14,780,604
Tax calculated at a tax rate of 13.99% (2019: 23.40%)	2,147,733	1,798,918	3,458,661
Effect of different tax rates in USA and France	5,398	11,046	926
Deductible expenses charged against equity / deferred costs for issuance of shares	382,829	78,164	39,876
Sale of treasury shares by a subsidiary, recognized as financial income in standalone financial statements	(8,556)	(71,285)	(16,161)
Expenses not deductible for tax purposes	(145,195)	(160,729)	(418,356)
Temporary differences	(954)	(2,515)	(140)
Total tax losses not recognized as deferred tax asset	(2,381,255)	(1,653,599)	(3,064,806)
Income tax expense	SFr 0	SFr 0	SFr 0
Applicable tax rate	13.99%	13.99%	23.40%
Deferred tax assets	SFr 0	SFr 0	SFr 0